Inventories - Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 1,598	$ 1,226
Work-in-process	400	340
Finished goods	506	470
Tooling and engineering	1,465	1,408
Inventory, net, total	$ 3,969	$ 3,444